Cost of Sales (Tables)	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Disclosure of Cost of Sales

	SA Rand
Figures in million	2024	2023	2022
Production costs (a)	38 923	34 866	33 099
Amortisation and depreciation of mining assets (b)	4 546	3 355	3 622
Amortisation and depreciation of assets other than mining assets	96	99	61
Rehabilitation expenditure (c)	3	32	136
Care and maintenance costs of restructured shafts	246	227	273
Employment termination and restructuring costs (d)	86	597	218
Share-based payments (e)	171	51	143
Impairment of assets (f)	2 793	—	4 433
Toll treatment costs (g)	420	323	—
Other	(51)	(15)	(58)
Total cost of sales	47 233	39 535	41 927

(a)    Production costs include mine production, transport and refinery costs, applicable general administrative costs, movement in inventories and ore stockpiles, ongoing environmental rehabilitation costs and transfers for stripping activities. Employee termination costs are included, except for employee termination costs associated with major restructuring and shaft closures, which are separately disclosed.

Production costs increased by R4 057 million (12% year on year) during the 2024 year. These costs increased mainly due to inflationary pressures on costs including labour, contractors and electricity. Labour costs were also impacted by bonuses related to higher production. The royalty tax increased due to a higher rate being applied due to higher profits, as well as the increased revenue base to which it is applied. A decrease in the stripping activities of Hidden Valley’s stage 7 also impacted the total, resulting in a lower credit to production costs.
5    Cost of sales continued
(a)    Production costs continued
The overall increase in production costs was offset by a change in inventory as a result of higher gold stock volume in the South African operations, together with a higher cost per kilogram attributable to the gold stock at Hidden Valley.

Production costs increased by R1 767 million (5% year on year) during 2023. These costs increased mainly due to inflationary pressures on costs including labour, electricity and consumables costs. The royalty tax increased due to a higher rate being applied due to higher profits, as well as the increased revenue base to which it is applied. The increase in production costs was offset by the closure of Bambanani at the end of June 2022 as well as an increase of R408 million in the capitalised stripping credit at Hidden Valley.

Production costs, analysed by nature, consist of the following:

	SA Rand
Figures in million	2024	2023	2022
Labour costs, including contractors	21 333	19 760	19 350
Consumables	10 101	9 982	8 581
Water and electricity	7 633	6 342	6 009
Insurance	293	551	230
Transportation	517	281	185
Change in inventory	(487)	(11)	21
Capitalisation of mine development costs	(2 315)	(2 349)	(2 576)
Stripping activities	(892)	(1 514)	(1 096)
Royalty expense - regulatory	1 277	652	360
Other	1 463	1 172	2 035
Total production costs	38 923	34 866	33 099

(b)    The increased depreciation for the 2024 year was mainly due to higher production at the Hidden Valley and Kalgold operations, primarily for stripping activities, with an increase of R535 million year on year. A further increase relates to assets brought into use during the year, in addition to the impact of the increased production and the year-on-year change in the reserve tonnes which is used to calculate depreciation based on the units-of-production method.

The decrease for the 2023 year is predominantly due to impairment of assets recognised in the 2022 year which reduced the carrying value of mining assets of certain operations (refer to (f) below), resulting in lower depreciation for the 2023 year. Additionally, the closure of Bambanani in June 2022 resulted in no depreciation in 2023 compared to R84 million in 2022.

(c)    For the assumptions used to calculate the rehabilitation costs, refer to note 24. This expense includes the change in estimate for the rehabilitation provision where an asset no longer exists as well as costs related to the rehabilitation process. For 2024, R92 million (2023: R90 million) (2022: R65 million) was spent on rehabilitation in South Africa. Refer to note 24.

(d)    Employment termination and restructuring cost decreased in 2024 as a result of fewer employees taking up voluntary severance packages compared to the 2023 year. The higher costs in 2023 were attributable to the voluntary severance packages that were taken up following the disaggregation of the Tshepong Operations into Tshepong North and Tshepong South and the closure of Bambanani in June 2022.

(e)    Refer to note 34 for details on the share-based payment schemes implemented by the group.

(f)    Management performed an assessment for indicators of impairment as well as indicators of reversal of previously recorded impairment losses in terms of IAS 36 Impairment of Assets. Specific circumstances surrounding each of the individual cash generating units (CGUs) were considered in this assessment in order to identify significant changes in the current financial year.

The Target 1 and Doornkop CGUs experienced operational issues during the year ended 30 June 2024. Additionally, there were significant adverse changes to Doornkop's life-of-mine (LOM) plan. These operational issues and the changes in the LOM plan of Doornkop were considered to be indicators of potential impairment and therefore an impairment assessment was performed for the Target 1 and Doornkop CGUs.
5    Cost of sales continued
(f)    Impairment of assets continued
Subsequent to 30 June 2024, management received information relating to the preliminary results of the exploration drilling programme conducted for Target North. These preliminary results indicated that a decrease of the mineral resource estimation attributable to Target North is likely. The decrease in the attributable ounces indicated by the preliminary results constitutes an indication of impairment. Even though the information was received after the reporting date, it has been assessed to be an adjusting event in terms of IAS 10, Events after the Reporting Date, as it provides more reliable information of circumstances that already existed as at 30 June 2024. Therefore an impairment assessment was also performed for Target North.

For the 2023 financial year, impairment assessments were performed for the Target 1, Kalgold and Kusasalethu CGUs as a result of the operational issues experienced. As a result of the group net asset value exceeding Harmony's market capitalisation as at 30 June 2022, impairment assessments were performed for all CGUs as at 30 June 2022.

The recoverable amounts for the CGUs tested were determined on a fair value less cost to sell basis using assumptions in the discounted cash flow models and attributable resource values. These are fair value measurements classified as level 3 of the fair value hierarchy.

Where CGUs had previously been impaired, management considered indicators of whether the impairment loss (or the contributors to the previously recognised impairment loss) no longer exists or might have decreased. Management considered general and specific factors for each CGU and concluded that although overall the gold price had improved from the time that the impairment losses had been recognised, the specific circumstances that led to the original impairments had not reversed. Furthermore, the service potential of the asset has not increased. Management therefore deemed it appropriate for no reversal of previously recognised impairment losses to be recorded for the year ended 30 June 2024. There also was no reversal of impairment for the 2023 or 2022 financial years.

Refer to note 14 for further information.

The impairment of assets consists of the following:

	SA Rand
Figures in million	2024	2023	2022
Tshepong North	—	—	2 296
Tshepong South	—	—	1 326
Moab Khotsong	—	—	522
Kusasalethu	—	—	145
Bambanani	—	—	144
Target North	2 793	—	—
Total impairment of assets	2 793	—	4 433

The Tshepong Operations were disaggregated into two separate CGUs being the Tshepong North CGU and the Tshepong South CGU, for impairment testing at 30 June 2022. The operations were right-sized to ensure smaller albeit more profitable mines.

The recoverable amount of the CGU where the impairment was recognised as at 30 June 2024 is as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-mine plan	Resource base	Total
Target North
Target North is a greenfields exploration project. The impairment was as a result of information received during August 2024 by management relating to the preliminary results of the exploration drilling programme conducted. These preliminary results indicated a decrease in the mineral resource estimation. The mineral resource estimate used to determine the recoverable amount of Target North changed from the previous estimate of 56.4 million resource ounces, consisting of 22 million indicated resources and 34.4 million inferred resources, to the current mineral resource estimate of 13.8 million ounces of inferred resources. The gold resource multiple price in US dollar terms was unchanged from previous assessments. Any reasonable possible changes to the unobservable inputs of the mineral resource estimate for Target North would have resulted in immaterial changes.
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5    Cost of sales continued
(f)    Impairment of assets continued
The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2022 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-mine plan	Resource base	Total
Tshepong South
For Tshepong South, the individual life-of-mine plan included additional capital to address flexibility constraints at the operation. Costs also increased significantly as a result of inflationary pressures. These changes along with a higher post-tax discount rate of 11.67% (2021: 10.11% for Tshepong Operations), negatively affected the discounted cash flows used to determine the recoverable amount of the operation.	1 645	—	1 645
Tshepong North
The impairment of Tshepong North was as a result of increased cost of both production and capital expenditure and an increased post-tax discount rate of 11.67% (2021: 10.11% for Tshepong Operations). The recoverable amount was also affected by the reclassification of production for the sub-75 level from reserves in the life-of-mine plan to the resource base, which is subject to a higher discount rate of 13.75% (2021: 12.02%).	1 088	850	1 938
Moab Khotsong
The updated life-of-mine plan included an increase in working and capital costs as a result of inflationary pressures. The updated life-of-mine plan also includes additional capital expenditure which relates to the Zaaiplaats project after finalisation of its detailed design plan during the 2022 financial year. This impacted the discounted cash flows used to determine the recoverable amount of the operation. The recoverable amount was further impacted by an increased post-tax discount rate of 10.44% (2021: 9.35%).	3 748	—	3 748
Kusasalethu
A decrease in tonnes combined with a decrease in grade over the remainder of the life-of-mine of the operation led to a decrease in gold production. The reduction is due to an updated plan to mitigate safety risks that exist at the operation.	806	—	806
Bambanani
The life-of mine plan of the operation was revised in the period ended 31 December 2021, bringing the closure of the operation forward from June 2024 to June 2022. This was as a result of the increased seismicity and related risk increasing as pillars were mined out. At 31 December 2021, the post-tax recoverable amount was derived from expected cash flows as per the life-of-mine plans and amounted to R36 million. The recoverable amount is now Rnil, as the operation was closed down during June 2022. The assumptions used in the December impairment assessment included a gold price of US$1 782/oz, an exchange rate of R15.36/US$1, a final gold price of R880 000/kg and a post-tax real discount rate of 12.59%. This resulted in a post-tax recoverable amount of R36 million at 31 December 2021.
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(g)    Relates to costs associated with services rendered for the treatment of third-party gold-bearing material. Refer to note 4 for further detail.

Disclosure of Production Costs
Production costs, analysed by nature, consist of the following:

	SA Rand
Figures in million	2024	2023	2022
Labour costs, including contractors	21 333	19 760	19 350
Consumables	10 101	9 982	8 581
Water and electricity	7 633	6 342	6 009
Insurance	293	551	230
Transportation	517	281	185
Change in inventory	(487)	(11)	21
Capitalisation of mine development costs	(2 315)	(2 349)	(2 576)
Stripping activities	(892)	(1 514)	(1 096)
Royalty expense - regulatory	1 277	652	360
Other	1 463	1 172	2 035
Total production costs	38 923	34 866	33 099

Disclosure of Impairment of Assets
The impairment of assets consists of the following:

	SA Rand
Figures in million	2024	2023	2022
Tshepong North	—	—	2 296
Tshepong South	—	—	1 326
Moab Khotsong	—	—	522
Kusasalethu	—	—	145
Bambanani	—	—	144
Target North	2 793	—	—
Total impairment of assets	2 793	—	4 433

The Tshepong Operations were disaggregated into two separate CGUs being the Tshepong North CGU and the Tshepong South CGU, for impairment testing at 30 June 2022. The operations were right-sized to ensure smaller albeit more profitable mines.

The recoverable amount of the CGU where the impairment was recognised as at 30 June 2024 is as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-mine plan	Resource base	Total
Target North
Target North is a greenfields exploration project. The impairment was as a result of information received during August 2024 by management relating to the preliminary results of the exploration drilling programme conducted. These preliminary results indicated a decrease in the mineral resource estimation. The mineral resource estimate used to determine the recoverable amount of Target North changed from the previous estimate of 56.4 million resource ounces, consisting of 22 million indicated resources and 34.4 million inferred resources, to the current mineral resource estimate of 13.8 million ounces of inferred resources. The gold resource multiple price in US dollar terms was unchanged from previous assessments. Any reasonable possible changes to the unobservable inputs of the mineral resource estimate for Target North would have resulted in immaterial changes.
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5    Cost of sales continued
(f)    Impairment of assets continued
The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2022 are as follows:

	SA Rand
	Recoverable amount
Figures in million	Life-of-mine plan	Resource base	Total
Tshepong South
For Tshepong South, the individual life-of-mine plan included additional capital to address flexibility constraints at the operation. Costs also increased significantly as a result of inflationary pressures. These changes along with a higher post-tax discount rate of 11.67% (2021: 10.11% for Tshepong Operations), negatively affected the discounted cash flows used to determine the recoverable amount of the operation.	1 645	—	1 645
Tshepong North
The impairment of Tshepong North was as a result of increased cost of both production and capital expenditure and an increased post-tax discount rate of 11.67% (2021: 10.11% for Tshepong Operations). The recoverable amount was also affected by the reclassification of production for the sub-75 level from reserves in the life-of-mine plan to the resource base, which is subject to a higher discount rate of 13.75% (2021: 12.02%).	1 088	850	1 938
Moab Khotsong
The updated life-of-mine plan included an increase in working and capital costs as a result of inflationary pressures. The updated life-of-mine plan also includes additional capital expenditure which relates to the Zaaiplaats project after finalisation of its detailed design plan during the 2022 financial year. This impacted the discounted cash flows used to determine the recoverable amount of the operation. The recoverable amount was further impacted by an increased post-tax discount rate of 10.44% (2021: 9.35%).	3 748	—	3 748
Kusasalethu
A decrease in tonnes combined with a decrease in grade over the remainder of the life-of-mine of the operation led to a decrease in gold production. The reduction is due to an updated plan to mitigate safety risks that exist at the operation.	806	—	806
Bambanani
The life-of mine plan of the operation was revised in the period ended 31 December 2021, bringing the closure of the operation forward from June 2024 to June 2022. This was as a result of the increased seismicity and related risk increasing as pillars were mined out. At 31 December 2021, the post-tax recoverable amount was derived from expected cash flows as per the life-of-mine plans and amounted to R36 million. The recoverable amount is now Rnil, as the operation was closed down during June 2022. The assumptions used in the December impairment assessment included a gold price of US$1 782/oz, an exchange rate of R15.36/US$1, a final gold price of R880 000/kg and a post-tax real discount rate of 12.59%. This resulted in a post-tax recoverable amount of R36 million at 31 December 2021.
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